Award Timing Disclosure	12 Months Ended
Dec. 31, 2025
Award Timing Disclosures [Line Items]
Award Timing MNPI Disclosure [Text Block]	We maintain stock ownership guidelines applicable to (i) each member of our Executive Leadership Team, which includes our executive officers, who is expected to own a minimum of two times his or her annual base salary, and (ii) directors, who were directors prior to February 21, 2023, who are expected to own a minimum of 10,000 shares of our common stock. Executive Leadership Team members are permitted to sell and/or surrender up to 50 percent of vested stock awards primarily to satisfy tax withholding obligations on vested shares. Director deferred units held in our Amended and Restated Non-Employee Director Deferred Compensation Plan are included in such director’s ownership calculations.
Award Timing Method [Text Block]	There is no period for either our Executive Leadership Team members or directors to achieve compliance; however, we monitor compliance with these guidelines on an ongoing basis, and covered persons are subject to pre-clearance requirements before trading in our common stock.